UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21760

Name of Fund: BlackRock Multi-Strategy Hedge Advantage

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Advantage
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

Strategy                                 Portfolio Funds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 4.9%             Aristeia International Ltd.                                              $       2,335,834
-----------------------------------------------------------------------------------------------------------------------------------
Directional - 16.0%                      Campbell Global Assets Fund Ltd.                                                 2,427,920
                                         Drawbridge Global Macro Fund Ltd.                                                3,458,855
                                         Grinham Diversified Fund Ltd.                                                    1,815,418
                                                                                                                  -----------------
                                                                                                                          7,702,193
-----------------------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 44.9%             Altairis Offshore Levered Ltd.                                                   2,282,531
                                         Cantillon Europe Ltd.                                                            1,773,902
                                         Glenview Capital Partners Ltd.                                                   3,316,439
                                         Hayground Cove Overseas Partners Ltd.                                            2,694,308
                                         Kinetics Fund Inc.                                                               3,237,937
                                         Neon Liberty Emerging Markets Fund Ltd.                                          1,935,049
                                         SR Phoenicia Inc.                                                                2,858,259
                                         Trivium Offshore Fund Ltd.                                                       3,460,283
                                                                                                                  -----------------
                                                                                                                         21,558,708
-----------------------------------------------------------------------------------------------------------------------------------
Event Driven - 11.3%                     Amber Fund Cayman Ltd.                                                           1,947,466
                                         Gruss Global Investors Ltd.                                                      2,300,598
                                         York European Opportunities Unit Trust                                           1,192,079
                                                                                                                  -----------------
                                                                                                                          5,440,143
-----------------------------------------------------------------------------------------------------------------------------------
High Yield - 11.2%                       Avenue Europe International Ltd.                                                 1,628,793
                                         GoldenTree European Select Opportunities Ltd.                                    1,790,991
                                         LibertyView Credit Opportunities Fund Ltd.                                         894,017
                                         Ore Hill International Fund Ltd.                                                 1,041,321
                                                                                                                  -----------------
                                                                                                                          5,355,122
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy - 18.0%                   The Canyon Value Realization Fund (Cayman) Ltd.                                  1,436,531
                                         HBK Offshore Fund Ltd.                                                           2,230,202
                                         OZ Europe Overseas Fund II Ltd.                                                  2,223,594
                                         Sandelman Partners Multi-Strategy Fund Ltd.                                      1,881,180
                                         York Investments Ltd.                                                              844,703
                                                                                                                  -----------------
                                                                                                                          8,616,210
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments** (Cost - $43,054,415*) - 106.3%                                                                       51,008,210

Liabilities in Excess of Other Assets - (6.3%)                                                                           (3,020,111)
                                                                                                                  -----------------
Net Assets - 100.0%                                                                                               $      47,988,099
                                                                                                                  =================

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 48,879,358
                                                                   ============
      Gross unrealized appreciation ...........................    $  3,542,467
      Gross unrealized depreciation ...........................      (1,413,615)
                                                                   ------------
      Net unrealized appreciation .............................    $  2,128,852
                                                                   ============

**    Non-income producing securities.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Advantage


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: February 21, 2008